SUBSEQUENT EVENTS (Details Narrative) - shares	Feb. 16, 2023	Feb. 16, 2023	Feb. 15, 2022	Dec. 06, 2021	May 04, 2021
Subsequent Event [Line Items]
Number of shares issued		2,434,211	7,398,639	1,479,728	1,479,728
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	2,434,211
Issuance of cashless warrant exercise	2,500,000